Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (432)
Additions	(916)	(432)
Write-offs
Balance at end of the year	¥ (1,348)	¥ (432)